Ordinary Shares - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands			1 Months Ended			12 Months Ended
	Nov. 19, 2020 CNY (¥) shares	Nov. 19, 2020 USD ($) shares	Sep. 30, 2020 shares	Apr. 30, 2020 shares	Jul. 31, 2019 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2017 shares	Sep. 30, 2016 USD ($) $ / shares shares
Class Of Stock [Line Items]
Ordinary shares authorized share capital | $													$ 50,000
Common stock, shares authorized					4,044,840,121				10,000,000,000	10,000,000,000	10,000,000,000		5,000,000,000
Common stock, par value | $ / shares									$ 0.00001		$ 0.00001		$ 0.00001
Ordinary shares repurchased					7,713,574		62,388,247	17,197,032
Issuances of shares due to exercise of share options, shares						7,686,832
Total proceeds, net of issuance costs | ¥							¥ 4,380,213
Repurchased of ordinary shares, consideration | ¥						¥ 22,319	¥ 483,622	¥ 41,062
American Depositary Shares
Class Of Stock [Line Items]
Ordinary shares repurchased						1,846,823
Share Price | ¥ / shares										¥ 12.0848
American Depositary Shares | Initial Public Offering ("IPO")
Class Of Stock [Line Items]
Issuance of ordinary shares upon initial public offering, shares	67,562,500	67,562,500
Total proceeds, net of issuance costs	¥ 4,350,000	$ 664,700,000
Founders
Class Of Stock [Line Items]
Ordinary shares redesignated into preferred shares							6,443,998
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized					3,130,264,924				6,000,000,000	6,000,000,000	6,000,000,000
Ordinary shares, voting rights						one vote per share
Common stock, shares issued									1,938,303,919	1,938,303,919	1,736,321,157
Ordinary shares, decrease in authorized shares											392,306,730
Class A Ordinary Shares | American Depositary Shares
Class Of Stock [Line Items]
Ordinary shares repurchased						7,387,292
Share Price | ¥ / shares										¥ 3.0212
Repurchased of ordinary shares, consideration | ¥						¥ 22,319
Class A Ordinary Shares | American Depositary Shares | Initial Public Offering ("IPO")
Class Of Stock [Line Items]
Issuance of ordinary shares upon initial public offering, shares	270,250,000	270,250,000
Class A Ordinary Shares | Share Incentive Plan Trust
Class Of Stock [Line Items]
Common stock, shares issued											149,363,572
Class A Ordinary Shares | Options
Class Of Stock [Line Items]
Issuances of shares due to exercise of share options, shares							15,518,385
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized					914,575,197				960,852,606	960,852,606	960,852,606
Common stock, par value | $ / shares											$ 0.00001
Ordinary shares, voting rights						ten votes per share
Common stock, shares issued									758,869,844	758,869,844	960,852,606
Ordinary shares repurchased							62,388,247
Ordinary shares, increase in authorized shares											46,277,409
Class B Ordinary Shares | Share Incentive Plan Trust
Class Of Stock [Line Items]
Common stock, shares issued											21,356,415
Class B Ordinary Shares | Founders
Class Of Stock [Line Items]
Common stock, shares issued					157,846,049						93,753,239
Series C Preferred Shares
Class Of Stock [Line Items]
Temporary equity, shares issued								206,907,594
Temporary equity, increase in authorized shares											66,432,971
Temporary equity, nominal or par value | $ / shares											$ 0.00001
Issuance of ordinary shares upon initial public offering, shares			39,859,783	26,573,188
Series C Preferred Shares | Investors
Class Of Stock [Line Items]
Temporary equity, shares issued					7,713,574
Series Seed Preferred Shares
Class Of Stock [Line Items]
Temporary equity, shares issued												200,000,000
Temporary equity, increase in authorized shares											68,832,245
Temporary equity, nominal or par value | $ / shares											$ 0.00001
Series Seed Preferred Shares | Investors
Class Of Stock [Line Items]
Temporary equity, shares issued											62,388,247
Series D Preferred Shares
Class Of Stock [Line Items]
Temporary equity, shares issued											66,432,971
Temporary equity, increase in authorized shares											66,432,971
Temporary equity, nominal or par value | $ / shares											$ 0.00001
Series E Preferred Shares
Class Of Stock [Line Items]
Temporary equity, shares issued											144,331,134
Temporary equity, increase in authorized shares											144,331,134
Temporary equity, nominal or par value | $ / shares											$ 0.00001